UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21894

 NAME OF REGISTRANT:                     Cohen & Steers Asia Pacific
                                         Realty Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Cohen & Steers Asia Pacific Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701557653
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMP NZ OFFICE TRUST                                                                         Agenda Number:  701390243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344R107
    Meeting Type:  AGM
    Meeting Date:  01-Nov-2007
          Ticker:
            ISIN:  NZAPTE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Review the 2007 financial year and include a              Non-Voting    No vote
       presentation on New Zealand's Commercial Office
       Markets and AMP NZ Offices Trust's Position




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701403204
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the acquisition [the              Mgmt          For                            For
       "Acquisition"] of the Property known as Wilkie
       Edge [as specified in the circular dated 05
       NOV 2007 issued by CapitaCommercial Trust Management
       Limited, as Manager of CCT [the "CCT Manager"],
       to unitholders of CCT [the "Circular"]] from
       CapitaLand Selegie Private Limited ["CSPL']
       for a purchase consideration of SGD 182.7 million
       or [in the event that The Ascott Group Limited
       fails to obtain the approval of its shareholders
       for the Lease [as specified] of the Serviced
       Apartments Component [as specified] or the
       agreement for lease dated 29 AUG 2007 [the
       "Agreement for Lease"] made between the Trustee
       [as specified], CSPL and Ascott Scotts Pte
       Ltd ["ASPL"] is annulled or terminated or deemed
       annulled or terminated pursuant to the provisions
       thereof thereby resulting in the Trustee ceasing
       to be obliged to enter into the Lease] SGD
       262.0 million, on the terms and conditions
       set out in the sale and purchase agreement
       dated 20 JUL 2007 [the "Sale and Purchase Agreement"]
       made between HSBC Institutional Trust Services
       [Singapore] Limited, in its capacity as trustee
       of CCT [the "Trustee"] and CSPL; the grant
       of an option [the "Option"] to CSPL to require
       the Trustee to enter into an agreement for
       lease to facilitate the grant of a lease [the
       "Lease"] of the serviced apartments component
       of the Property [comprising 154 serviced apartment
       units of approximately 7,751 sq m of net lettable
       area] [the "Serviced Apartments Component"],
       to a party nominated by CSPL, and the Trustee's
       entry into the Agreement for Lease and the
       Trustee's grant of the Lease on the terms and
       conditions set forth in the Agreement for Lease
       and the Lease respectively, in favour of ASPL,
       pursuant to the terms of the Sale and Purchase
       Agreement and authorize the CCT Manager, any
       Director of the CCT Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the CCT Manager, such director
       of the CCT Manager or, as the case may be,
       the Trustee may consider expedient or necessary
       or in the interests of CCT to give effect to
       the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          For                            For
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          For                            For
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505868
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend 1-tier of              Mgmt          For                            For
       SGD 0.08 per share and a special 1-tier dividend
       of SGD 0.07 per share for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 1,323,900              Mgmt          For                            For
       for the YE 31 DEC 2007

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.4    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. Jackson Peter Tai as a Director,             Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Dr. Victor Fung Kwok King as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.     Transact other business                                   Non-Voting    No vote

8.a    Authorize the Directors of the Company, pursuant          Mgmt          Abstain                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued shares in the capital of
       the Company [as calculated in accordance this
       resolution]; 2) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.b    Authorize the Directors to: a) grant awards               Mgmt          Against                        Against
       in accordance with the provisions of the Capita
       Land Performance Share Plan [ Performance Share
       Plan] and/or the Capita Land Restricted Stock
       Plan [Restricted Stock Plan] and; b) allot
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the Capita land Share Option Plan and/or
       such number of fully paid shares in the Company
       as may be required to be issued pursuant to
       the vesting of awards under the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Capita
       land Share Plan, Performance Share Plan and
       Restricted Stock Option Plan shall not exceeding
       15% of the total issued shares in the capital
       of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company [Shares] not
       exceeding in aggregate the Maximum Limit [as
       specified], at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price [as specified],
       whether by way of; (i) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or
       (ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable, and approve the generally and
       unconditionally [the Share Purchase Mandate];[Authority
       expires the earlier at the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by Law to be held]; in this Resolution: Average
       Closing Price means the average of the last
       dealt prices of a Share for the 5 consecutive
       Market Days on which the Shares are transacted
       on the SGX-ST or, as the case may be, Other
       Exchange immediately preceding the date of
       market purchase by the Company or, as the case
       may be, the date of the making of the offer
       pursuant to the off-market purchase, and deemed
       to be adjusted in accordance with the listing
       rules of the SGX-ST for any corporate action
       which occurs after the relevant 5-day period;
       date of the making of the offer& means the
       date on which the Company makes an offer for
       the purchase or acquisition of Shares from
       shareholders, stating therein the purchase
       price (which shall not be more than the Maximum
       Price) for each Share and the relevant terms
       of the equal access scheme for effecting the
       off-market purchase; Market Day means a day
       on which the SGX-ST is open for trading in
       securities; Maximum Limit& means that number
       of Shares representing 10% of the issued Shares
       as at the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares]; and; Maximum Price in relation to
       a Share to be purchased or acquired, means
       the purchase price [excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses] which shall not exceed: (i)
       in the case of a market purchase of a Share,
       105% of the Average Closing Price of the Shares;
       and (ii) in the case of an off-market purchase
       of a Share pursuant to an equal access scheme,
       110% of the Average Closing Price of the Shares;
       and authorize the Directors of the Company
       and/or to complete and do all such acts and
       things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company, as specifed




--------------------------------------------------------------------------------------------------------------------------
 CFS RETAIL PROPERTY TRUST                                                                   Agenda Number:  701335653
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22625208
    Meeting Type:  AGM
    Meeting Date:  23-Aug-2007
          Ticker:
            ISIN:  AU000000CFX0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       of the Listing Rules of the Australian Securities
       Exchange Limited [ASX] and for all other purposes,
       the acquisition by the Responsible Entity of
       CFX of a 50% interest in Chatswood Chase, Victoria
       Avenue, Chatswood, NSW, from Commonwealth Bank
       of Australia ABN 48 123 123 124, as specified

2.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of the Listing Rules of the Australian Securities
       Exchange Limited and for all other purposes,
       the issue of the 93,023,256 ordinary units
       as specified

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          Against                        Against
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701423105
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2007
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the shareholders Agreement             Mgmt          For                            For
       [as specified], and the transactions contemplated
       thereunder and implementation thereof; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the shareholders'
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701560030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2008
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Hao Jian Min as a Director                   Mgmt          For                            For

2.B    Re-elect Mr. Wu Jianbin as a Director                     Mgmt          Against                        Against

2.C    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this Resolution; [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be
       held]

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong] to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements, options and rights of exchange
       during the relevant period, not exceeding the
       aggregate of a) 20% of the share capital of
       the Company; and b) the nominal amount of share
       capital repurchased [up to 10% of the aggregate
       nominal amount of the share capital], otherwise
       than pursuant to a) a rights issue; or b) the
       exercise of subscription or conversion rights
       under the terms of any bonds or securities
       which are convertible into shares of the Company
       ; or c) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or d) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7 to extend the general mandate
       granted to the Directors of the Company pursuant
       to the Resolution 7, by an amount representing
       the aggregate nominal amount of share capital
       of the Company purchased by the Company under
       the authority granted pursuant to the Resolution
       6, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HLDGS LTD                                                                   Agenda Number:  701535481
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M192
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  BMG2108M1929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements, Directors' report and
       Auditors' report for the YE 31 DEC 2007

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.a    Re-elect Mr. Joseph Lau, Luen-hung as a Director          Mgmt          For                            For

3.b    Re-elect Ms. Amy Lau, Yuk-wai as a Director               Mgmt          For                            For

3.c    Re-elect Mr. Chan, Kwok-wai as a Director                 Mgmt          For                            For

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase issued shares of HKD 0.10
       each in the capital of the Company subject
       to and in accordance with all applicable Laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the shares capital of the Company
       in issue as at the date of passing this resolution,
       and the said approve shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law and/or the Company's Bye-Laws to be held]

6.     Authorize the Directors of the Company to issue,          Mgmt          Against                        Against
       allot and deal with additional shares in the
       capital of the Company and to make grant offers,
       agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       a i) right issue, ii) share option scheme iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-Laws of
       the Company

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 EASSET INVESTMENT CORP, TOKYO                                                               Agenda Number:  701416566
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1326L108
    Meeting Type:  EGM
    Meeting Date:  16-Jan-2008
          Ticker:
            ISIN:  JP3046290007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Asset Management       Mgmt          For                            For
       Company Name to LaSalle   Investment Management
       Advisers Inc., Approve Minor Revisions Related
       to the   New Securities and Exchange Law

2      Appoint a Supervisory Director                            Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701396322
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  22-Nov-2007
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       Receive the annual report of the Goodman Group            Non-Voting    No vote

       PLEASE NOTE THAT RESOLUTION 1 IS FOR GOODMAN              Non-Voting    No vote
       INTERNATIONAL LIMITED. THANK YOU.

1.     Elect Ms. Diane Grady as a Director of the Company,       Mgmt          For                            For
       who retiers in accordance with the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       GOODMAN INTERNATIONAL LIMITED AND GOODMAN INDUSTRIAL
       TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.3    Approve, for the purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26], the issue of securities that
       are not subscribed for by Securityholders under
       the DRP for the distribution periods from 01
       JAN 2008 to 31 DEC 2008 to the underwriter
       of the DRP, or persons procured by the underwriter

4.     Approve, for the purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for: a) the issue
       of 2,000,000 Securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 7.23
       per Security; and b) the making of an interest
       bearing loan of AUD 14,460,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those Securities

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       and the Listing Rules for the issue of 2,700,000
       Options to Mr. Gregory Goodman at an exercise
       price of AUD 6.36




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701508624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Director's report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2007 together
       with Auditor's report

1.     Re-elect Dr. Kenneth Moss as a Director of the            Mgmt          For                            For
       Company

2.     Re-elect Ms. Elizabeth Nosworthy as a Director            Mgmt          For                            For
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX listing Rule 7.2, Exception
       9, the GTP Group Deferred Stapled Security
       Plan [the Employee plan], as specified, and
       the issue of stapled securities under that
       plan

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX listing Rule 7.2, Exception
       9, GTP Group Non-executive Director Stapled
       Security Plan [the NED plan], as specified,
       and the issue of stapled securities under that
       plan




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          For                            For
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          For                            For

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          Against                        Against

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          For                            For

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          Against                        Against

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LD DEV LTD                                                                        Agenda Number:  701385975
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2007
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Li Ning as a Director                        Mgmt          For                            For

3.c    Re-elect Sir. Po-shing Woo as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          For                            For

3.e    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          Against                        Against

3.f    Re-elect Professor Ko Ping Keung as a Director            Mgmt          Against                        Against

3.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.a    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.c    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701539489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2007 and
       declare a final dividend

2.     Re-elect Mr. Charles Allen-Jones as a Director            Mgmt          For                            For

3.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          For                            For

5.     Approve to fix the Directors' fees                        Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          For                            For
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, otherwise
       than pursuant to a rights issue [for the purpose
       of this resolution] [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory], or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully-paid shares of
       the Company, not exceeding USD 11.4 million,
       up to an aggregate nominal amount of USD 76.5
       million; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       [for the purposes of this resolution], to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to this resolution shall
       be less than 15% of the aggregate nominal amount
       of the existing issued share capital of the
       Company at the date of this meeting, and such
       approval shall be limited accordingly, and
       said the approval of this resolution shall,
       where permitted by applicable Laws and regulations
       and subject to the limitation in this Resolution,
       extend to permit the purchase of shares of
       the Company i) by subsidiaries of the Company;
       ii) pursuant to the terms of put warrants or
       financial instruments having similar effect
       [Put Warrants] whereby the Company can be required
       to purchase its own shares, provided that where
       Put Warrants are issued or offered pursuant
       to a rights issue [as specified in Resolution
       7] the price which the Company may pay for
       shares purchased on exercise of Put Warrants
       shall not exceed 15% more than the average
       of the market quotations for the shares for
       a period of not more than 30 nor less than
       the five dealing days falling one day prior
       to the date of any public announcement by the
       Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which such meeting is required by Law
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701538691
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  14-May-2008
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2007

3.i    Re-elect Mr. Peter Ting Chang Lee as the Director         Mgmt          For                            For

3.ii   Re-elect Sir David Akers-Jones as the Director            Mgmt          For                            For

3.iii  Re-elect Mr. Tom Behrens-Sorensen as the Director         Mgmt          For                            For

3.iv   Re-elect Mr. Chien Lee as the Director                    Mgmt          For                            For

3.v    Re-elect Mr. Ricky Tin For Tsang as the Director          Mgmt          For                            For

3.vi   Re-elect Ms. Wendy Wen Yee Yung as the Director           Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company at a fee to be
       agreed by the Directors

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% where the
       shares are to be allotted wholly for cash,
       and in any event 20% of the aggregate nominal
       amount of the share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period to purchase or otherwise acquire shares
       of HKD 5.00 each in the capital of the Company
       in accordance with all the applicable laws
       and the requirements of the Listing Rules,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  701387777
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     In accordance with the Corporations Act and               Non-Voting    No vote
       the constitution of the Fund, the responsible
       Entity has appointed Mr. Richard Colless, the
       Chairman of ING Management Limited, to act
       as a Chairperson of the Meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701377017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Receive a presentation on the results and activities      Non-Voting    No vote
       of the fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     Acknowledge the appointment of Mr. Richard Colless        Non-Voting    No vote
       as Chairperson of the meeting

3.     Appoint a person as a Corporate representative            Non-Voting    No vote
       in accordance with the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 JAPAN SINGLE-RESIDENSE REIT INC, TOKYO                                                      Agenda Number:  701325258
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28345106
    Meeting Type:  EGM
    Meeting Date:  30-Jul-2007
          Ticker:
            ISIN:  JP3046260000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appoint an Executive Director                             Mgmt          For                            For

2      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE                                              Agenda Number:  701373944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964V118
    Meeting Type:  EGM
    Meeting Date:  11-Oct-2007
          Ticker:
            ISIN:  SG1T22929874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 2, 3 and 4, the acquisition
       of a one-third interest in One Raffles Quay
       [as defined in the circular dated 22 SEP 2007
       issued by K-REIT Asia Management Limited, as
       manager of K-REIT Asia [the 'Manager'], to
       unitholders of K-REIT Asia [the 'Circular']]
       through the acquisition by K-REIT Asia of one-third
       of the issued share capital of One Raffles
       Quay Pte Ltd ['ORQPL'] from Boulevard Development
       Pte Ltd ['Boulevard'] and the assignment to
       K-REIT Asia of Boulevard's rights, title and
       interest in the shareholder's loan to ORQPL
       together with all accrued but unpaid interest,
       if any, [the 'Acquisition'] as described in
       the Circular, on the terms and conditions set
       out in the share purchase agreement dated 30
       JUL 2007 made between RBC Dexia Trust Services
       Singapore Limited, in its capacity as trustee
       of K-REIT Asia [the 'Trustee'], Boulevard and
       Keppel Land Properties Pte Ltd and for payment
       of all fees and expenses relating to the Acquisition
       [as specified]; and authorize the Manager,
       any Director of the Manager ['Director'] and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Acquisition

E.2    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 3 and 4, to issue
       new units in K-REIT Asia for offer and placement
       under the equity fund raising [the 'Equity
       Fund Raising', the units in K-REIT Asia, the
       'Units' and the new units, the 'New Units'],
       to raise the total gross proceeds of up to
       SGD 966.5 million less the aggregate principal
       amount to be raised by way of an issue of convertible
       bonds ]the 'Issue of Convertible Bonds' and
       the convertible bonds, 'Convertible Bonds'],
       if any, and to use the proceeds from the Equity
       Fund Raising to finance a part of the Acquisition
       and in such other manner described in the Circular;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Equity
       Fund Raising

E.3    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 2 and 4, the issue
       of Convertible Bonds, which are interest-bearing,
       convertible into new Units [the 'Conversion
       Units'] to raise an aggregate principal amount
       of up to SGD 400 million; the issue of Conversion
       Units upon the conversion of the Convertible
       Bonds, and to use the proceeds raised from
       the Issue of Convertible Bonds to finance a
       part of the Acquisition, in the manner described
       in the Circular; and authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of K-REIT Asia to give
       effect to the Issue of Convertible Bonds and
       the issue of Conversion Units upon the conversion
       of the Convertible Bonds

O.4    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 2 and 3, the placement
       of New Units under the private placement tranche
       of the Equity Fund Raising to Keppel Land Limited
       and/or its subsidiaries [the 'Keppel Land Group']
       as would be required for the Keppel Land Group
       to maintain its proportionate unitholding,
       in percentage terms, of the total number of
       Units in issue immediately prior to the Equity
       Fund Raising [the 'Keppel Land Placement'];
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Keppel
       Land Placement

O.5    Approve: the general mandate to be given to               Mgmt          For                            For
       the Manager, pursuant to Rule 887 of the Listing
       Manual for the issue of new Units in K-REIT
       Asia and/or convertible securities ['Convertible
       Securities'] in the FYE 31 DEC 2007, provided
       that such number of new Units and Convertible
       Securities does not exceed 50% of the Units
       in issue immediately upon the completion of
       the Equity Fund Raising, taking into account
       the New Units issued under the Equity Fund
       Raising, of which the aggregate number of additional
       new Units and Convertible Securities issued
       other than on a pro rata basis to existing
       unitholders shall not be more than 20% of the
       Units in issue immediately upon the completion
       of the Equity Fund Raising, taking into account
       the New Units issued under the Equity Fund
       Raising [the 'General Mandate']; pursuant to
       the General Mandate, K-REIT Asia may issue
       Units arising from the conversion of the Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Units are to be issued; the terms
       of the issue of the Convertible Securities
       provide for adjustment to the number of warrants
       or other Convertible Securities in the event
       of rights, bonus or other capitalization issues,
       K-REIT Asia may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued,
       provided that the adjustment does not give
       the holder of such Convertible Securities a
       benefit that a unitholder does not receive;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the General
       Mandate

E.6    Approve the supplement Clauses 30 and 31 of               Mgmt          For                            For
       the trust deed dated 28 NOV 2005 [as amended]
       constituting K-REIT Asia with the Fees Supplement
       [as specified] in the specified manner; and
       authorize the Manager, any Director and the
       Trustee to complete and do all such acts and
       things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Fees Supplement




--------------------------------------------------------------------------------------------------------------------------
 K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE                                              Agenda Number:  701487565
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964V118
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2008
          Ticker:
            ISIN:  SG1T22929874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

E.1    Approve the issue of units in K-REIT Asia [Rights         Mgmt          Against                        Against
       Units] under a renounceable rights issue [the
       Rights Issue] so as to raise gross proceeds
       of up to SGD 700.0 million in the manner as
       specified in the circular to unitholders of
       K-REIT Asia [unit holders] dated 13 MAR 2008
       [the circular] issued by K-REIT Asia Management
       Limited, as Manager of K-REIT Asia [the Manager],
       on the terms of and subject to the conditions
       set out below and/or otherwise on such terms
       and conditions as the Manager may think fit:(i)
       that the provisional allotments of the rights
       units shall be made on a renounceable basis
       to Unit holders with units in K-REIT Asia [Units]
       standing to the credit of their securities
       accounts with The Central Depository [Pte]
       Limited [CDP] and [aa] whose registered addresses
       with CDP are in Singapore as at a time and
       date to be determined by the Directors of the
       Manager [Directors] for the purpose of determining
       Unit holders' entitlements under the rights
       issue [Rights Issue Books Closure Date] or
       who have, at least 5 market days prior to the
       Rights Issue Books Closure Date, provided CDP
       with addresses in Singapore for the service
       of notices and documents and who are not U.S.
       persons or acting for the account or benefit
       of U.S. persons, or [bb] who the Manager considers,
       in its sole discretion, may be offered Rights
       Units without breaching applicable securities
       laws [Eligible Unit holders]; (ii) no provisional
       allotment of Rights Units shall be made in
       favour of Unit holders other than eligible
       Unit holders; (iii) the provisional allotments
       of rights units not taken up or allotted for
       any reason shall be used to satisfy applications
       for excess Rights Units [if any] as the Manager
       may, in its discretion, deem fit, (iv) the
       Rights Units, when allotted and issued, will
       rank pari passu in all respects with the then
       existing Units save for any rights, allotments
       or other distributions, the record date for
       which falls before the date of issue of the
       Rights Units; (v) not more than 420,000,000
       Rights Units are issued under the Rights Issue;
       and (vi) authorize the Manager, any Director
       and RBC Dexia Trust Services Singapore Limited,
       in its capacity as trustee of K-REIT Asia [the
       Trustee], to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Rights
       Issue

O.2    Approve the issue of additional Units, and/or             Mgmt          Against                        Against
       convertible securities which may be converted
       into Units [Convertible Securities], in the
       FYE 31 DEC 2008, such that the number of additional
       Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the Base Figure as defined below,
       of which the aggregate number of additional
       Units [and/or Units into which the Convertible
       Securities may be converted], where the Units
       and/or the Convertible Securities are issued
       other than on a pro-rata basis to existing
       Unit holders, shall not be more than 20.0%
       of the Base Figure [the General Mandate]; (b)
       the Base Figure is the number of Units in issue
       (i) immediately upon the completion of the
       Rights Issue, as specified or (ii) (in the
       event that Resolution 1 is not passed or the
       Rights Issue is not completed) as at 31 DEC
       2007; (c) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the general mandate may have ceased to
       be in force at the time the Units are to be
       issued; (d) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other Capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (e) authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of K-REIT Asia to give effect to
       the general mandate




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701373932
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  11-Oct-2007
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     `Approve the sale by Boulevard Development Pte            Mgmt          For                            For
       Ltd [Boulevard], an indirect wholly-owned subsidiary
       of the Company, of its one-third interest in
       the property known as 'One Raffles Quay' [the
       'Property'] to be effected via the sale of
       Boulevard's entire holding of one-third of
       the issued shares [the 'Sale Shares'] in the
       capital of One Raffles Quay Pte Ltd [ORQPL],
       the owner and developer of the property, and
       an assignment of the shareholder's loans and
       accrued interest [if any] thereon [the 'Shareholder's
       Loan'] extended by Boulevard to ORQPL, at the
       consideration for the sale shares and the consideration
       for the assignment of the shareholder's loan
       as respectively set out in, and upon the terms
       and subject to the conditions of, the Share
       Purchase Agreement [the 'Share Purchase Agreement']
       dated 30 JUL 2007 made between i) Boulevard,
       as vendor, ii) Keppel Land Properties Pte Ltd
       [a wholly-owned subsidiary of the Company],
       as guarantor, and iii) RBC Dexia Trust Services
       Singapore Limited [in its capacity as trustee
       of K-REIT Asia], as purchaser, as specified;
       and in conjunction with the sale, the acquisition
       by the Company and/or such of its subsidiaries
       as it may designate [collectively, the 'Keppel
       Land Group'] pursuant to the placement [as
       specified] of such number of new units of K-REIT
       Asia to be offered and placed by K-REIT Asia
       to the Keppel Land Group under a proposed equity
       fund raising exercise by K-REIT Asia, with
       the intent that the Keppel Land Group shall
       immediately following K-REIT Asia's equity
       fund raising exercise, maintain its percentage
       unit holding in K-REIT Asia immediately post
       K-REIT Asia's equity fund raising exercise
       at the equivalent level held by it immediately
       prior to such exercise; and authorize the Directors
       of the Company to do and complete all such
       acts, deeds, documents and things as may be
       considered necessary or expedient for the purposes
       of giving effect [as the case requires] to
       either of the aforesaid transactions and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701400169
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Chan Wai Ming, William as a Director         Mgmt          For                            For

1.II   Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

1.III  Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

2.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701453398
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  21-Feb-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Reorganization           Mgmt          Against                        Against
       Agreement as amended by the Amendment Agreement
       [as specified] and the transaction contemplated
       thereunder; and authorize the Board to take
       all such actions as it considers necessary
       or desirable to implement and give effect to
       the Framework Reorganization Agreement as amended
       by the Amendment Agreement and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701517724
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  22-Apr-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701539035
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  06-May-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Wong Siu Kong as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Ho Shut Kan as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. So Hing Woh  as a Director                   Mgmt          For                            For

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       the fees payable to members of the Audit and
       Remuneration Committees ]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of any option under any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.C    Approve, conditional upon the passing of Resoltion        Mgmt          Against                        Against
       No. 6B, to extend the general mandate granted
       to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional
       upon the passing of Resolution 6.B, to allot
       shares by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701411530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2007
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the Trust for the               Non-Voting    No vote
       YE 30 JUN 2007 and an update on recent activities

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the issue of units
       in the Trust to Macquarie DDR Management Limited
       in lieu of performance fees [should performance
       fees become payable], in accordance with listing
       Rule 7.1, the conditions of a waiver from ASX
       Listing Rule 10.11 previously granted by ASX
       Limited and Clause 19 of the constitution of
       the Trust, in respect of each quarter from
       01 JAN 2008 up to and including the quarter
       ending 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701384579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

1.     Receive the financial reports of Mirvac Group,            Non-Voting    No vote
       and MPT, and the reports of the Directors and
       the Auditors for each entity for the YE 30
       JUN 2007

       PLEASE NOTE THAT THE RESOLUTIONS 2.A AND 2.B              Non-Voting    No vote
       ARE OF MIRVAC LIMITED. THANK YOU.

2.A    Re-elect Mr. James A.C. MacKenzie as a Director           Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

2.B    Re-elect Mr. Richard W. Turner A.M. as a Director         Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

       PLEASE NOTE THAT THE RESOLUTION 3 IS OF MIRVAC            Non-Voting    No vote
       LIMITED. THANK YOU.

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2007

       PLEASE NOTE THAT THE RESOLUTION 4 IS OF MIRVAC            Non-Voting    No vote
       PROPERTY TRUST. THANK YOU.

S.4    Amend the Constitution of Mirvac Property Trust           Mgmt          For                            For
       ARSN 086 780 645 in accordance with the provisions
       of the 'Amending Deed Poll - Mirvac Property
       Trust' as specified and authorize Mirvac Funds
       Limited to execute the amending deed poll and
       lodge it with the Australian Securities and
       Investments Commission

       PLEASE NOTE THAT THE RESOLUTION 5 IS OF MIRVAC            Non-Voting    No vote
       AND MIRVAC PROPERTY TRUST LIMITED. THANK YOU

       PLEASE NOTE THAT RESOLUTION 5 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTION 4 IS PASSED. THANK YOU.

5.     Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Performance Plan, as specified

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE OF             Non-Voting    No vote
       MIRVAC AND MIRVAC PROPERTY TRUST LIMITED. THANK
       YOU

       PLEASE NOTE THAT RESOLUTION 6 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTIONS 4 AND 5 ARE PASSED. THANK
       YOU.

6.A    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Gregory
       Paramor [Managing Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.B    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Nicholas
       Collishaw [Executive Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.C    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Adrian Fini
       [Executive Director] in Mirvac Group's Long
       Term Performance Plan on the terms of that
       Plan and as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701613146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701613324
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORI HILLS REIT INVESTMENT CORP, TOKYO                                                      Agenda Number:  701360644
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4665S106
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2007
          Ticker:
            ISIN:  JP3046470005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Commercial Code and the other Securities
       Investment Trust Investment Laws,  , Adopt
       Reduction of Liability System for Accounting
       Auditors, etc.

2.1    Appoint an Executive Director                             Mgmt          For                            For

2.2    Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supervisory Director                            Mgmt          For                            For

3.2    Appoint a Supervisory Director                            Mgmt          For                            For

3.3    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701398162
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2007
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited Financial Statements     Mgmt          For                            For
       and the Reports of the Directors and Auditors
       for the year ended 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Dr. Cheng Kar-Shun, Henry as Director            Mgmt          For                            For

3.b    Re-elect Mr. Chow Kwai-Cheung as Director                 Mgmt          For                            For

3.c    Re-elect Mr. Fu Sze-Shing as Director                     Mgmt          For                            For

3.d    Re-elect Mr. Lee Luen-Wai, John as Director               Mgmt          Against                        Against

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution otherwise than pursuant to: i) a
       Rights Issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iii) the exercise of any share option scheme
       of the Company or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law or the Articles of Association
       of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with Cayman Islands Law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange or rules
       of any other stock exchange as amended from
       time to time  not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to extend the general mandate
       granted to the Directors by addition to the
       aggregate nominal value of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors pursuant to
       Resolution 5.1, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE OFFICE FUND INC, TOKYO                                                   Agenda Number:  701253217
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5900B105
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  JP3045530007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Minor Revisions to Articles of Incorporation      Mgmt          Against                        Against
       Related to the New Commercial Code and the
       other Securities Investment Trust Investment
       Laws, etc., Expand Investment Lines, Adopt
       Reduction of Liability System for Accounting
       Auditors

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For

4.3    Appoint a Supervisory Director                            Mgmt          For                            For

4.4    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701603575
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701560066
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          Against                        Against

3.ii   Re-elect Mr. Kuok Khoon Loong, Edward as a Director       Mgmt          For                            For

3.iii  Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          Against                        Against

3.iv   Re-elect Mr. Michael Wing-Nin Chiu as a Director          Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       6.B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6.B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND COMPANY LIMITED                                                                   Agenda Number:  701386066
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80267126
    Meeting Type:  AGM
    Meeting Date:  15-Nov-2007
          Ticker:
            ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' and Independent Auditor's
       reports for the YE 30 JUN 2007

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.i    Re-elect The Honourable Ronald Joseph Arculli             Mgmt          For                            For
       [GBS, CVO, OBE, JP] as a Director

3.ii   Re-elect Mr. Raymond Tong Kwok Tung as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Thomas Tang Wing Yung as a Director          Mgmt          For                            For

3.iv   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as Auditor            Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.i    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purposes, subject to and in accordance with
       all applicable Laws and requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by law]

5.ii   Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company, to allot, issue or grant securities
       of the Company, including bonds, debentures
       and notes convertible into shares of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to any shares which may be issued
       on the exercise of the subscription rights
       under the Company's warrants or pursuant to
       any scrip dividend scheme or pursuant to a
       rights issue or pursuant to the exercise of
       any share options scheme adopted by the Company
       or pursuant to any rights of conversion under
       any existing convertible bonds, debentures
       or notes of the Company, and provided further
       that these powers of the Directors and this
       general mandate shall be subject to the restrictions
       that the aggregate nominal amount of shares
       allotted or agreed to be allotted or issued
       pursuant thereto, whether by way of option
       or conversion or otherwise, shall not exceed
       20% of the aggregate nominal amount of share
       capital of the Company in issue as at the date
       of passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

5.iii  Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.1 [up
       to a maximum 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of this resolution], to the
       aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5.2




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701358536
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403X106
    Meeting Type:  SGM
    Meeting Date:  24-Sep-2007
          Ticker:
            ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: [a] the Conditional Sale and Purchase            Mgmt          For                            For
       Agreement between Good Time Resources Limited
       as vendor [the Vendor], Goldfull Enterprises
       Limited as purchaser [the Purchaser] and the
       Company dated 17 AUG 2007 [the Acquisition
       Agreement] and all the transactions contemplated
       thereunder; [b] the acquisition by the Purchaser
       of the entire issued share capital of Konmen
       Investment Limited as at the completion of
       the Acquisition Agreement [the Acquisition]
       and the allotment and issue to the Vendor of
       526,315,789 shares of HKD 0.10 each in the
       capital of the Company [the Consideration Shares]
       at HKD 3.04 per share, credited as fully paid-up
       as consideration for the Acquisition in accordance
       with the terms and conditions of the Acquisition
       Agreement; and [c]  to authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time, or any two Directors of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents and agreements
       and do such acts or things as he or she or
       they may in his or her or their absolute discretion
       consider to be necessary, desirable, appropriate
       or expedient to implement or give effect to
       the Acquisition Agreement and the transactions
       contemplated thereunder [including the issue
       of the Consideration Shares] or to be incidental
       to, ancillary to or in connection with the
       matter contemplated under the Acquisition Agreement
       [including the issue of the Consideration Shares],
       including agreeing and making any modifications,
       amendments, waivers, variations or extensions
       of the Acquisition Agreement and the transactions
       contemplated thereunder

2.     Approve, subject to and conditional on the passing        Mgmt          For                            For
       of Resolution 1, the waiver granted or to be
       granted by the Executive Director of the Corporate
       Finance Division of the Securities and Futures
       Commission [the SFC] or any delegate thereof
       pursuant to Note 1 of the Notes on Dispensations
       from Rule 26 of the Code on Takeovers and Mergers
       to the Vendor and parties acting in concert
       with it to make a mandatory offer for all the
       securities of the Company not already owned
       or agreed to be acquired by them as a result
       of the Vendor being allotted and issued the
       Consideration Shares




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701454201
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403X106
    Meeting Type:  SGM
    Meeting Date:  18-Feb-2008
          Ticker:
            ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: (a) the Conditional Sale              Mgmt          For                            For
       and Purchase Agreement dated 29 NOV 2007 [the
       Acquisition Agreement] entered into between
       China Edifice Holdings Ltd [China Edifice],
       China Edifice Ltd. [the Purchaser] as purchaser
       and Elegant Parkview Limited [the Vendor] as
       vendor, for the acquisition by the Purchaser
       from the Vendor of the entire issued share
       capital of Qualico Investments Limited and
       the unsecured and non-interest bearing loan
       in the amount of USD 4,900,000 owing by Qualico
       Investments Limited to the Vendor as of the
       completion of the Acquisition Agreement, as
       specified and all transactions contemplated
       thereunder and in connection therewith, including
       the issue of 3,800 shares of HKD 1.00 each
       in the capital of China Edifice as consideration
       under the Acquisition Agreement and the corresponding
       dilution of the percentage interest held by
       subsidiaries of the Company in China Edifice;
       (b) the conditional Cross Indemnity Agreement
       dated 29 JAN 2008 [the Cross Indemnity] entered
       into between [Shenyang Huarui Shiji Investment
       Development Company Limited] and [Shenyang
       Huarui Shiji Asset Management Company Limited]
       under which these two subsidiaries of the Company
       undertake to indemnify each other in respect
       of claims for debts or liabilities which belong
       to itself after segregation of the liabilities
       under the de-merger of [Shenyang Huarui Shiji
       Investment Development Company Limited], as
       specified and all transactions contemplated
       thereunder; and (c) authorize any 1 or 2 Directors
       of the Company if the affixation of the common
       seal is necessary, on behalf of the Company
       to execute all such other documents and agreements
       and do all such further acts and things as
       he or she or they may in his or her or their
       absolute discretion consider to be necessary,
       desirable, appropriate or expedient to implement
       and/or give effect to the Acquisition Agreement,
       the Cross Indemnity and the transactions contemplated
       thereunder and all matters incidental to, ancillary
       to or in connection with the Acquisition Agreement,
       the Cross Indemnity and/or the transactions
       contemplated thereunder, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the Acquisition
       Agreement, the Cross Indemnity and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701371801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2007
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and financial statements
       for the YE 30 JUN 2007, together with the Independent
       Auditor's report

2.     Re-elect Mr. Duncan Boyle as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Elect Mr. Barry Neil as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Nick Greiner as a Director of the            Mgmt          For                            For
       Company who retires by rotation in accordance
       with the Company's Constitution

5.     Re-elect Mr. Hugh Thorburn as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Re-elect Mr. Graham Bradley as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

7.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2007

8.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non-Executive Directors' fees by
       an amount of AUD 600,000 from AUD 1,900,000
       including superannuation to AUD 2,500,000 including
       superannuation

9.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 395,000 performance rights; and b) the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

10.    Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, Finance Director
       as to 166,000 performance rights; and b) the
       acquisition accordingly by Mr. H. Thorburn
       of those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701613487
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          Against                        Against

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          For                            For

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          For                            For

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          For                            For

3.II   Approve to fix Directors' fees [the proposed              Mgmt          For                            For
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          For                            For
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TAI CHEUNG HLDGS LTD                                                                        Agenda Number:  701326440
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8659B105
    Meeting Type:  AGM
    Meeting Date:  13-Sep-2007
          Ticker:
            ISIN:  BMG8659B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statement of accounts               Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 MAR 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Man Sing Kwong as a Director                 Mgmt          For                            For

3.b    Re-elect Mr. William Wai Lim Lam as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Wing Sau Li as a Director                    Mgmt          For                            For

3.d    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company at a fee to be agreed
       by the Directors

5.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or on any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with any unissued shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures, notes and any securities which
       carry rights to subscribe for or are convertible
       into shares of the Company] which would or
       might require the exercise of such power; during
       and after the end of the relevant period; shall
       not exceed 20% of the aggregate nominal amount
       of the issued share capital of the Company,
       [whether pursuant to an option or otherwise]
       and issued by the Directors pursuant to the
       approval, otherwise than pursuant to i) a rights
       issue [as specified]; ii) an issue of shares
       as scrip dividends in accordance with the Bye-laws
       of the Company from time to time; or iii) an
       issue of shares upon the exercise of rights
       of subscription or conversion under the terms
       of any bonds, warrants, debenture, notes and
       any securities which carry rights to subscribe
       for or are convertible into shares of the Company;
       or iv) an issue of shares under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       grantees as specified in such scheme or similar
       arrangement of shares or rights to acquire
       shares of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6 as specified, the general mandate granted
       to the Directors to allot, issue and deal with
       any unissued shares and to make or grant offers,
       agreements and options which might require
       the exercise of such powers pursuant to Resolution
       6 as specified extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified,
       provided that such amount of shares shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701315473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2007

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and fixing of their remuneration

3.A    Re-appoint Mr. Nicholas Robert SALLNOW-SMITH              Mgmt          For                            For
       as a Director of The Link Management Limited,
       as a Manager of the Link REIT [the Manager],
       who retires pursuant to Article 121 of the
       Articles of Association of the Manager

3.B    Re-appoint Mr. Chew Fook Aun as a Director of             Mgmt          For                            For
       The Link Management Limited, as a Manager of
       the Link REIT [the Manager], who retires pursuant
       to Article 121 of the Articles of Association
       of the Manager

4.     Re-elect Dr. Allan ZEMAN as a Director of the             Mgmt          For                            For
       Manager, who will retire by rotation pursuant
       to Article 125 of the Articles of Association
       of the Manager

S.5.A  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.B, 5.C and 5.G, the insertion of new Paragraph
       Clause 8.1.6 to the Trust Deed as constituting
       The Link REIT [the Trust Deed] as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.6 of the
       Trust Deed

S.5.B  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.A, 5.C and 5.G, Clause 8.6 of the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.6 of the Trust Deed

S.5.C  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.A, 5.C and 5.G, the insertion of new Paragraph
       Clause 16.1A to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 16.1A  of the
       Trust Deed

S.5.D  Amend, subject to the passing the Resolution              Mgmt          For                            For
       S.5.G, Clause 19.2.12 of the Trust Deed and
       Paragraph 2 of the Second Schedule to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       19.2.12 of the Trust Deed and Second Schedule
       to the Trust Deed

S.5.E  Amend Clause 8.2.2 of the Trust Deed and insertion        Mgmt          For                            For
       of new Paragraph Clause 8.2.2A 2 to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.2.2 and 8.2.2A of the Trust Deed

S.5.F  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.E and 5.G, Clause 8.1.4 of the Trust Deed
       and insertion of new Paragraph Clause 8.1.4A
       and clause 8.14B to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.4, 8.1.4A
       and 8.14B of the Trust Deed

S.5.G  Amend Clause 1.1 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 1.1 of the
       Trust Deed

S.5.H  Amend Clause 9.2 of the Trust Deed and insertion          Mgmt          For                            For
       of new Paragraph Clause 9.2.2 as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 9.2 of the
       Trust Deed

S.5.I  Amend Clause 12.4.5 of the Trust Deed as specified;       Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 12.4.5 of the
       Trust Deed

S.5.J  Amend Clause 7.5 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 7.5 of the
       Trust Deed

6.     Approve, subject to passing of resolutions 5.A,           Mgmt          For                            For
       5.B and 5.C, the long-term Incentive Plan as
       specified and grant of awards and issue of
       units to the connected persons; the issue of
       units of the Link REIT [Units] to connected
       persons from time to time pursuant to the plan
       and any awards granted thereunder, subject
       to compliance with the conditions of any relevant
       waivers obtained in this regard from the securities
       and futures commission in respect of compliance
       with the code on Real Estate Investments Trusts
       and authorize the Manager, any Director of
       the Manager, the Manager and the Trustee to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required; as the Manager,
       such Director of the Manager or the Trustee,
       as may consider expedient or necessary or in
       the interests of the Link REIT to give effect
       to the adoption, operation and administration
       of the plan, the grant of awards to connected
       persons from time to time pursuant to the plan
       and/or the issue of units to connected persons
       from time to time pursuant to the plan and
       any awards granted there under




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701561602
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  27-May-2008
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for YE 31 DEC 2007               Mgmt          For                            For

3.A    Re-elect Mr. Paul M. P. Chan, a retiring Director,        Mgmt          For                            For
       as a Director

3.B    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.D    Re-elect Honorable Vincent K. Fang, a retiring            Mgmt          For                            For
       Director, as a Director

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Approve, with retroactive effect from 01 JAN              Mgmt          For                            For
       2007, an increase in the rate of fee payable
       to the Chairman of the Company from HKD 90,000
       per annum to HKD 100,000 per annum, an increase
       in the rate of fee payable to each of the other
       Directors of the Company from HKD 50,000 per
       annum to HKD 60,000 per annum, and an increase
       in the rate of fee payable to each of those
       Directors of the Company who from time to time
       are also Members of the Audit Committee of
       the Company from HKD 15,000 per annum to HKD
       20,000 per annum

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding the aggregate of a) 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

8.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 7, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting    No vote
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LAND CORPORATION                                                                      Agenda Number:  701620329
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88849120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3569000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

8.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701556459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to discuss the Company's financial statements     Non-Voting    No vote
       and reports for the YE 31 DEC 2007

2.     Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. Frank P. Lowy AC, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

4.     Re-elect Mr. David H. Lowy AM, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. David M. Gonski AC, as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

6.     Appoint Prof. Judith Sloan, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

7.     Appoint Mr. John McFarlane, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

8.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and Article 10.9[a] of the Constitution of
       the Company, the maximum aggregate fees payable
       to Directors be increased by AUD 700,000 from
       AUD 1.8 million to AUD 2.5 million per annum



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Asia Pacific Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/15/2008